Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 4,310	$ 5,969
Accounts receivable, net of allowance of $113 and $44	2,648	1,573
Inventory	1,623	1,788
Prepaid expenses and other current assets	204	310
Total current assets	8,785	9,640
Fixed assets, net of accumulated depreciation of $493 and $484	320	162
Other assets	33	33
Right of use lease asset	522	17
Total assets	9,660	9,852
Current liabilities:
Accounts payable	1,005	554
Lease liability, current portion	98	18
Accrued expenses	711	663
Taxes payable	2	10
Total current liabilities	1,816	1,245
Convertible subordinated notes payable, net	1,359	1,333
Accrued interest expense	191	147
SBA loan	335
Lease liability, net of current portion	427
Total liabilities	4,128	2,725
Shareholders' equity (deficit):
Common stock, no par value: Authorized — 100,000,000; issued and outstanding shares — 61,667,668 shares and 61,566,076 shares, respectively	73,846	73,773
Accumulated other comprehensive income	303	342
Accumulated deficit	(68,617)	(66,988)
Total shareholders' equity	5,532	7,127
Total liabilities and shareholders' equity	$ 9,660	$ 9,852